Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Share subscription receivable	Additional Paid-In Capital	Retained Earnings (accumulated deficit)	Non-controlling interest	Accumulated other comprehensive) income (loss)	Total
Balance at Dec. 31, 2016		$ 11,509	$ (11,509)	$ 5,519,507	$ (4,725,154)		$ 217,812	$ 1,012,165
Balance, Shares at Dec. 31, 2016	[1]	6,905,248
Net income (loss) for the year					3,984,866	(6,671)		3,978,195
Foreign currency translation adjustment						(257)	221,389	221,132
Balance at Dec. 31, 2017		$ 11,509	(11,509)	5,519,507	(740,288)	(6,928)	439,201	5,211,492
Balance, Shares at Dec. 31, 2017	[1]	6,905,248
Net income (loss) for the year					1,546,290	7,336		1,553,626
Foreign currency translation adjustment						(408)	(338,830)	(339,238)
Balance at Dec. 31, 2018		$ 11,509	(11,509)	5,519,507	806,002		100,371	6,425,880
Balance, Shares at Dec. 31, 2018	[1]	6,905,248
Issuance of shares –initial public offering, net of issuance costs		$ 3,354	11,509	8,007,124				8,021,987
Issuance of shares –initial public offering, net of issuance costs, shares	[1]	2,012,500
Capital contribution by non-controlling shareholder						129		129
Restricted shares issued for services		$ 83		18,347				18,430
Restricted shares issued for services	[1]	50,000
Options granted for services				2,333,460				2,333,460
Net income (loss) for the year					(10,786,837)	(145)		(10,786,982)
Foreign currency translation adjustment						1	(101,858)	(101,857)
Balance at Dec. 31, 2019		$ 14,946		$ 15,878,438	$ (9,980,835)	$ (15)	$ (1,487)	$ 5,911,047
Balance, Shares at Dec. 31, 2019	[1]	8,967,748

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.